Lease - Summary Of Quantitative Information About Right-of-use Assets (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
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Carrying amount	¥ 357,599		$ 51,366	¥ 367,024	¥ 0
Depreciation charge	¥ 9,425	$ 1,354